Computation of Basic and Diluted Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net loss	$ (25,547)	$ (10,181)	$ (14,027)	$ (13,880)	$ (13,157)
Accretion of redeemable convertible preferred stock to redemption value	(92)	(160)	(213)	(67)	(53)
Net loss attributable to common stockholders	$ (25,639)	$ (10,341)	$ (14,240)	$ (13,947)	$ (13,210)
Denominator:
Weighted average common shares outstanding, basic and diluted	8,618,793	728,862	729,001	709,678	688,946
Net loss per share attributable to common stockholders, basic and diluted	$ (2.97)	$ (14.19)	$ (19.53)	$ (19.65)	$ (19.17)